Note 8 - Dividends Distribution (Details Textual) - USD ($) $ / shares in Units, $ in Millions	Nov. 21, 2018	May 23, 2018	Nov. 22, 2017	Nov. 01, 2017	May 24, 2017	Nov. 23, 2016	May 25, 2016	Nov. 25, 2015	May 03, 2017	May 04, 2016
Statement Line Items [Line Items]
Dividends recognised as distributions to owners per share				$ 0.13
Dividends payable, amount per ads				$ 0.26
Dividends recognised as distributions to owners	$ 153.0	$ 484.0	$ 153.0		$ 484.0		$ 531.2
Dividends payable, amount per share including interim dividend									$ 0.41	$ 0.45
Dividends payable, amount per ads including interim dividend									$ 0.82	$ 0.90
Dividends paid, ordinary shares per share	$ 0.13	$ 0.28	$ 0.13		$ 0.28	$ 0.13	$ 0.30	$ 0.15
Dividends paid, per ads	$ 0.26	$ 0.56	$ 0.26		$ 0.56	$ 0.26	$ 0.60	$ 0.30